Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions
Acquisitions

3. Acquisitions

On March 4, 2015, Landmark Infrastructure Operating Company LLC (“OpCo”), a wholly-owned subsidiary of the Partnership, completed its acquisition of 81 tenant sites and related real property interests, consisting of 41 wireless communication, 39 outdoor advertising and one renewable power generation sites, from Landmark Infrastructure Holding Company LLC (“HoldCo”), a wholly-owned subsidiary of Landmark, in exchange for cash consideration of $25.2 million (the “First Quarter Acquisition”). The purchase price was funded with $24.0 million of borrowings under the Partnership’s existing credit facility and available cash.

On April 8, 2015, OpCo completed an acquisition of 73 tenant sites and related real property interests, consisting of 45 wireless communication and 28 outdoor advertising sites, from HoldCo in exchange for cash consideration of $22.1 million (the “Second Quarter Acquisition”). The purchase price was funded with $21.5 million of borrowings under the Partnership’s existing credit facility and available cash.

On July 21, 2015, Opco completed an acquisition of 100 tenant sites and related real property interests, consisting of 81 wireless communication, 16 outdoor advertising and 3 renewable power generation sites, from HoldCo, in exchange for cash consideration of $35.7 million. The purchase price was funded with $35.5 million of borrowings under the Partnership’s existing credit facility and available cash.

On August 18, 2015, Opco completed an acquisition of an entity owning 193 tenant sites and related real property interests, consisting of 135 wireless communication, 57 outdoor advertising and one renewable power generation sites, from Landmark Dividend Growth Fund-E LLC (“Fund E”), an affiliate of Landmark, in exchange for (i) 1,998,852 common units representing limited partner interests in the Partnership, valued at approximately $31.5 million, which was subsequently distributed to Fund E’s respective members, including 171,737 common units to Landmark, as part of the fund’s liquidation, and (ii) cash consideration of approximately $34.9 million, of which $29.2 million was used to repay Fund E’s secured indebtedness and was funded with borrowings under the Partnership’s revolving credit facility.

On September 21, 2015, Opco completed an acquisition of 65 tenant sites and related real property interests, consisting of 50 wireless communication, 13 outdoor advertising and 2 renewable power generation sites, from HoldCo, in exchange for cash consideration of $20.3 million. The purchase price was funded with $20.0 million of borrowings under the Partnership’s existing credit facility and available cash. The July 21, 2015, August 18, 2015 and September 21, 2015 acquisitions described in this Note 3 are collectively referred to as the “Third Quarter Acquisitions.”

All the acquisitions described above in this Note 3 are collectively referred to as the “Acquisitions,” and the acquired assets in the Acquisitions are collectively referred to as the “Acquired Assets.”

The assets acquired and liabilities assumed are recorded at the historical cost of Landmark, as the Acquisitions from Landmark are deemed to be transactions between entities under common control with the statements of operations of the Partnership adjusted retroactively as if the Acquisitions occurred on the earliest date during which the Acquired Assets were under common control. Our historical financial statements have been retroactively adjusted to reflect the results of operations, financial position, and cash flows of the Acquired Assets as if we owned the Acquired Assets as of the date acquired by Landmark for all periods presented. The tables below present our results of operations, financial position and cash flows reflecting the effect of the Acquisitions on pre-acquisition periods.

The Landmark Infrastructure Partners LP (As Previously Reported February 26, 2015) column refers to periods previously filed within the Partnership’s Form 10-K as filed on February 26, 2015. The Pre-acquisition results of the First Quarter Acquisition include the retroactive adjustments to reflect the results of operations, financial position, and cash flows of the First Quarter Acquisition prior to the acquisition date for the periods under common control. The Landmark Infrastructure Partners LP (As Previously Reported May 11, 2015) column refers to the previously retroactively adjusted results of operations, financial position, and cash flows in Exhibit 99.3, Audited Consolidated and Combined Financial Statements of Landmark Infrastructure Partners LP included in Form 8-K, filed on May 11, 2015. The Pre-acquisition results of the Second and Third Quarter Acquisitions include the retroactive adjustments to reflect the results of operations, financial position, and cash flows of the Second and Third Quarter Acquisitions prior to the acquisition dates for the periods under common control.

Statement of operations for the year ended December 31, 2014:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Revenue
Rental revenue	$13,489,430	$211,057	$13,700,487	$3,750,402	$17,450,889
Interest income on receivables	709,030	—	709,030	—	709,030
Total revenue	14,198,460	211,057	14,409,517	3,750,402	18,159,919
Expenses
Management fees to affiliate	362,495	—	362,495	136,834	499,329
Property operating	24,720	—	24,720	—	24,720
General and administrative	816,798	—	816,798	3,724	820,522
Acquisition-related	37,883	109,267	147,150	232,838	379,988
Amortization	3,497,552	59,359	3,556,911	895,157	4,452,068
Impairments	258,834	—	258,834	—	258,834
Total expenses	4,998,282	168,626	5,166,908	1,268,553	6,435,461
Other income and expenses
Interest expense	(4,984,054)	—	(4,984,054)	(1,218,734)	(6,202,788)
Loss on early extinguishment of debt	(2,905,259)	—	(2,905,259)	—	(2,905,259)
Realized loss on derivatives	(213,181)	—	(213,181)	—	(213,181)
Unrealized loss on derivatives	(552,268)	—	(552,268)	(19,091)	(571,359)
Other income and expenses	(8,654,762)	—	(8,654,762)	(1,237,825)	(9,892,587)
Net income	$545,416	$42,431	$587,847	$1,244,024	$1,831,871
Less: Net income attributable to Predecessor	3,243,764	42,431	3,286,195	1,244,024	4,530,219
Net loss attributable to partners	$(2,698,348)	$—	$(2,698,348)	$—	$(2,698,348)

Statement of operations for the year ended December 31, 2013:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Revenue
Rental revenue	$11,870,153	$31,223	$11,901,376	$2,110,733	$14,012,109
Interest income on receivables	742,185	—	742,185	—	742,185
Total revenue	12,612,338	31,223	12,643,561	2,110,733	14,754,294
Expenses
Management fees to affiliate	370,625	—	370,625	79,837	450,462
Property operating	6,454	—	6,454	—	6,454
General and administrative	722,028	—	722,028	573	722,601
Acquisition-related	318,600	—	318,600	546,943	865,543
Amortization	3,227,303	2,074	3,229,377	562,063	3,791,440
Impairments	1,005,478	—	1,005,478	—	1,005,478
Total expenses	5,650,488	2,074	5,652,562	1,189,416	6,841,978
Other income and expenses
Interest expense	(3,840,359)	—	(3,840,359)	(505,396)	(4,345,755)
Unrealized gain on derivatives	1,279,176	—	1,279,176	—	1,279,176
Other income and expenses	(2,561,183)	—	(2,561,183)	(505,396)	(3,066,579)
Net income	$4,400,667	$29,149	$4,429,816	$415,921	$4,845,737

Statement of operations for the year ended December 31, 2012:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Revenue
Rental revenue	$6,425,215	$2,799	$6,428,014	$55,801	$6,483,815
Interest income on receivables	356,348	—	356,348	—	356,348
Total revenue	6,781,563	2,799	6,784,362	55,801	6,840,163
Expenses
Management fees to affiliate	209,091	—	209,091	2,238	211,329
Property operating	26,267	—	26,267	—	26,267
General and administrative	191,293	—	191,293	—	191,293
Acquisition-related	727,158	—	727,158	391,490	1,118,648
Amortization	1,434,299	1,556	1,435,855	16,160	1,452,015
Impairments	183,271	—	183,271	—	183,271
Total expenses	2,771,379	1,556	2,772,935	409,888	3,182,823
Other income and expenses
Interest expense	(1,476,207)	—	(1,476,207)	—	(1,476,207)
Unrealized loss on derivatives	(1,016,716)	—	(1,016,716)	—	(1,016,716)
Other income and expenses	(2,492,923)	—	(2,492,923)	—	(2,492,923)
Net income (loss)	$1,517,261	$1,243	$1,518,504	$(354,087)	$1,164,417

Balance Sheet as of December 31, 2014:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Assets
Land	$1,895,117	$2,934,456	$4,829,573	$1,094,721	$5,924,294
Real property interests	173,009,873	10,368,607	183,378,480	48,182,874	231,561,354
Total land and real property interests	174,904,990	13,303,063	188,208,053	49,277,595	237,485,648
Accumulated amortization of real property interest	(5,831,342)	(41,857)	(5,873,199)	(1,262,477)	(7,135,676)
Land and net real property interests	169,073,648	13,261,206	182,334,854	48,015,118	230,349,972
Investments in receivables, net	8,665,274	—	8,665,274	—	8,665,274
Cash and cash equivalents	311,108	—	311,108	—	311,108
Rent receivables, net	80,711	—	80,711	43,056	123,767
Due from Landmark and affiliates	659,722	—	659,722	—	659,722
Deferred loan cost, net	2,838,879	—	2,838,879	1,146,348	3,985,227
Deferred rent receivable	279,324	6,466	285,790	58,372	344,162
Other intangible assets, net	3,783,653	893,846	4,677,499	1,423,549	6,101,048
Other assets	399,222	—	399,222	—	399,222
Total assets	$186,091,541	$14,161,518	$200,253,059	$50,686,443	$250,939,502
Liabilities and equity
Revolving credit facility	$74,000,000	$—	$74,000,000	$—	$74,000,000
Secured debt facilities	—		—	29,707,558	29,707,558
Accounts payable and accrued liabilities	141,508	—	141,508	—	141,508
Other intangible liabilities, net	5,685,590	1,643,151	7,328,741	1,609,293	8,938,034
Prepaid rent	1,532,372	—	1,532,372	497,170	2,029,542
Derivative liabilities	289,808	—	289,808	19,091	308,899
Total liabilities	81,649,278	1,643,151	83,292,429	31,833,112	115,125,541

Equity	104,442,263	12,518,367	116,960,630	18,853,331	135,813,961
Total liabilities and equity	$186,091,541	$14,161,518	$200,253,059	$50,686,443	$250,939,502

Balance Sheet as of December 31, 2013:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Assets
Land	$1,895,117	$—	$1,895,117	$704,628	$2,599,745
Real property interests	167,797,881	1,002,908	168,800,789	41,908,575	210,709,364
Total land and real property interests	169,692,998	1,002,908	170,695,906	42,613,203	213,309,109
Accumulated amortization of real property interest	(2,844,900)	(3,140)	(2,848,040)	(499,789)	(3,347,829)
Land and net real property interests	166,848,098	999,768	167,847,866	42,113,414	209,961,280
Investments in receivables, net	9,085,281	—	9,085,281	—	9,085,281
Cash and cash equivalents	1,037,327	—	1,037,327	—	1,037,327
Rent receivables, net	112,115	—	112,115	32,656	144,771
Due from Landmark and affiliates	648,701	—	648,701	—	648,701
Deferred loan cost, net	3,240,779	—	3,240,779	977,991	4,218,770
Deferred rent receivable	173,812		173,812	17,676	191,488
Derivative assets	455,561	—	455,561	—	455,561
Other intangible assets, net	4,336,699	34,717	4,371,416	1,239,689	5,611,105
Total assets	$185,938,373	$1,034,485	$186,972,858	$44,381,426	$231,354,284
Liabilities and equity
Secured debt facilities	$89,336,688	$—	$89,336,688	$24,944,036	$114,280,724
Accounts payable and accrued liabilities	945,664	—	945,664	—	945,664
Due to Landmark and affiliates	583,689	—	583,689	—	583,689
Other intangible liabilities, net	6,192,391		6,192,391	1,670,964	7,863,355
Prepaid rent	1,346,060	—	1,346,060	416,732	1,762,792
Derivative liabilities	193,101	—	193,101	—	193,101
Total liabilities	98,597,593	—	98,597,593	27,031,732	125,629,325
Commitments and contingencies
Equity	87,340,780	1,034,485	88,375,265	17,349,694	105,724,959
Total liabilities and equity	$185,938,373	$1,034,485	$186,972,858	$44,381,426	$231,354,284

Summarized cash flows for the year ended December 31, 2014:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Net cash provided by operating activities	$8,802,966	$106,967	$8,909,933	$2,296,318	$11,206,251
Net cash used in investing activities	(5,546,342)	—	(5,546,342)	—	(5,546,342)
Net cash used in financing activities	(3,982,843)	(106,967)	(4,089,810)	(2,296,318)	(6,386,128)

Summarized cash flows for the year ended December 31, 2013:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Net cash provided by operating activities	$8,271,287	$31,223	$8,302,510	$1,331,064	$9,633,574
Net cash used in investing activities	(27,809,401)	—	(27,809,401)	—	(27,809,401)
Net cash used in financing activities	(4,672,696)	(31,223)	(4,703,919)	(1,331,064)	(6,034,983)

Summarized cash flows for the year ended December 31, 2012:

	Landmark		Landmark
	Infrastructure		Infrastructure	Pre-Acquisition	Landmark
	Partners LP	Pre-Acquisition	Partners LP	results of the	Infrastructure
	(As Previously	results of the	(As Previously	Second and	Partners LP
	Reported	First Quarter	Reported	Third Quarter	(As Currently
	February 26, 2015)	Acquisition	May 11, 2015)	Acquisitions	Reported)
Net cash provided by operating activities	$4,275,673	$2,799	$4,278,472	$(343,496)	$3,934,976
Net cash used in investing activities	(63,953,318)	—	(63,953,318)	—	(63,953,318)
Net cash provided by (used in) financing activities	84,767,223	(2,799)	84,764,424	343,496	85,107,920